SP MidCap 400 Pure Growth Fund Expense Example, No Redemption - Class A and Class C [Member] - SP MidCap 400 Pure Growth Fund - Class C	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 231
Expense Example, No Redemption, 3 Years	723
Expense Example, No Redemption, 5 Years	1,241
Expense Example, No Redemption, 10 Years	$ 2,662